Exhibit 99.1
RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2012
Distribution Date:	11/19/2012

This report contains information regarding RBC Covered Bond Programme's Cover Pool as of the indicated Calculation Date.  The composition of the Cover Pool will change as Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans in the Cover Pool will vary over time.

The Guarantor LP has no liabilities or claims outstanding against it other than those relating to the RBC Covered Bond Programme.  For defined terms, please see page 204 and following of the Global Covered Bond Prospectus ("Global Prospectus") approved by the United Kingdom Listing Authority and published on April 16, 2011 on the website of the Regulatory News Service operated by the London Stock Exchange at http://www.londonstockexchange.com/exchange/news/market-news/market-news-detail.html?announcementId=10835765 under Royal Bank of Canada and the headline "Publication of Prospectus" or the registration statement filed with the United States Securities and Exchange Commission under File No. 333-181552.  The most recent version of the prospectus filed with the SEC (the "U.S. Prospectus") is available through the SEC's EDGAR system at http://www.sec.gov/cgi-bin/browse-edgar?company=&match=&CIK=&filenum=333-181552&State=&Country=&SIC=&owner=exclude&Find=Find+Companies&action=getcompany

The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security.  Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

In this report, currency amounts are stated in Canadian dollars (“$”), unless specified otherwise.

Program Information

	Initial	C$
Series	Principal Amount	Equivalent	Maturity Date	Coupon Rate	Rate Type
CB1	€ 2,000,000,000	$2,843,673,000	11/5/2012	4.50%	Fixed
CB2	€ 1,250,000,000	$1,883,750,000	1/22/2018	4.63%	Fixed
CB3	$750,000,000	$750,000,000	11/10/2014	3.27%	Fixed
CB4	$850,000,000	$850,000,000	3/16/2015	3.18%	Fixed
CB5	US$1,500,000,000	$1,507,650,000	4/14/2015	3.13%	Fixed
CB6	$1,100,000,000	$1,100,000,000	3/30/2018	3.77%	Fixed
CB7	CHF 500,000,000	$557,485,000	4/21/2021	2.25%	Fixed
CB8	US$2,500,000,000	$2,440,500,000	9/19/2017	1.20%	Fixed

Parties
Issuer	Royal Bank of Canada
Covered Bond Trustee	Computershare Trust Company of Canada
Guarantor LP	RBC Covered Bond Guarantor Limited Partnership

Royal Bank of Canada's Credit Ratings
	Moody's	Standard & Poor's	DBRS	Fitch Ratings
Senior Debt	Aa3	AA-	AA	AA
Subordinated Debt	A1	A	AA (low)	AA-
Short-Term	P-1	A-1+	R-1 (high)	F1+
Rating Outlook	Stable	Negative	Stable	Stable
Covered Bonds	Aaa	AAA	AAA	AAA

Events of Defaults & Test Compliance
Issuer Event of Default	No
Guarantor LP Event of Default	No

Supplementary Information

Series	Swap Provider	Translation Rate
CB1	Royal Bank of Canada	1.4218365 C$/€
CB2	Royal Bank of Canada	1.5070000 C$/€
CB3	Royal Bank of Canada	N/A
CB4	Royal Bank of Canada	N/A
CB5	Royal Bank of Canada	1.0051000 C$/US$
CB6	Royal Bank of Canada	N/A
CB7	Royal Bank of Canada	1.1149700 C$/CHF
CB8	Royal Bank of Canada	0.9762000 C$/US$

Asset Coverage Test(1) (C$)

Outstanding Covered Bonds	$11,933,058,000

A = lesser of (i) LTV Adjusted True Balance and	$20,552,532,637	A (i)	$22,559,097,825
(ii) Asset Percentage Adjusted True Balance		A (ii)	$20,552,532,637
B = Principal Receipts		Asset Percentage:	91.10%
C = Cash Capital Contributions
D = Substitute Assets and/or Authorized Investments
Z = Negative Carry Factor calculation	$328,399,110
Total: A + B + C + D - Z	$20,224,133,527

Asset Coverage Test	Pass

(1) For further information regarding the Asset Coverage Test, please see pages 157 to 159 of the Global Prospectus or pages 116 to 119 of the U.S. Prospectus.

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2012	Page 1 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2012
Distribution Date:	11/19/2012

Cover Pool Summary Statistics

Previous Month Ending Balance	$14,298,794,604
Current Month Ending Balance	$22,582,379,980
Number of Mortgage Loans in Pool	151,021
Average Loan Size	$149,531
Number of Properties	130,998
Number of Borrowers	128,326

Weighted Average LTV - Authorized	70.32%
Weighted Average LTV - Drawn	62.75%
Weighted Average Rate	3.22%
Weighted Average Original Term	57.09	(Months)
Weighted Average Remaining Term	33.01	(Months)
Weighted Average Seasoning	24.07	(Months)

Cover Pool Delinqunecy Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	150,614	99.73	$22,513,085,825	99.69
30 to 59 days past due	148	0.10	$24,631,226	0.11
60 to 89 days past due	60	0.04	$9,474,047	0.04
90 or more days past due	199	0.13	$35,188,882	0.16
Total	151,021	100.00	$22,582,379,980	100.00

Cover Pool Losses

Period End	Write-off Amounts	Loss Percentage (Annualized)
October 31, 2012	$280,900	0.01%

Cover Pool Flow of Funds

31-Oct-2012
Cash Inflows
Principal Collections	$312,214,441
Drawn Intercompany Loan	$8,084,544,787
Interest Collections	$48,577,874
Swap Interest Received *	$55,283,925
Cash Outflows
Swap Interest Paid *	($48,577,874)
Intercompany Loan Interest *	($55,173,358)
Intercompany Loan Principal *	($312,214,441)
Purchase of Additional Mortgage Loans	($8,929,733,540)
Net Inflows/(Outflows)	($845,078,186)

* Cash settlement on the Distribution Date

Cover Pool Reserve Account

Reserve Account Balance	$0

Cover Pool Material Breaches or Representations and Warranties

Material Breaches or Representation and Warranties	Nil

Cover Pool Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	19,137	12.67	$3,177,813,221	14.07
British Columbia	29,279	19.39	$5,681,524,651	25.16
Manitoba	5,424	3.59	$559,931,597	2.48
New Brunswick	2,311	1.53	$189,389,725	0.84
Newfoundland	1,500	0.99	$154,889,457	0.69
Northwest Territories	91	0.06	$14,894,996	0.07
Nova Scotia	4,382	2.90	$412,600,240	1.83
Nunavut	4	0.00	$761,542	0.00
Ontario	59,907	39.67	$9,178,465,056	40.64
Prince Edward Island	512	0.34	$44,016,167	0.19
Quebec	23,886	15.82	$2,624,386,709	11.62
Saskatchewan	4,484	2.97	$528,136,299	2.34
Yukon	104	0.07	$15,570,320	0.07
Total	151,021	100.00	$22,582,379,980	100.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2012	Page 2 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2012
Distribution Date:	11/19/2012

Cover Pool Bureau Score Distribution

Bureau Score	Number of Loans	Percentage	Principal Balance	Percentage
Score Unavailable	1,164	0.77	$214,473,689	0.95
499 and below	949	0.63	$126,464,824	0.56
500 - 539	752	0.50	$105,703,101	0.47
540 - 559	546	0.36	$81,374,302	0.36
560 - 579	690	0.46	$105,827,342	0.47
580 - 599	945	0.63	$140,207,817	0.62
600 - 619	1,431	0.95	$219,005,960	0.97
620 - 639	2,381	1.58	$375,077,604	1.66
640 - 659	3,472	2.30	$584,496,687	2.59
660 - 679	5,328	3.53	$884,371,849	3.92
680 - 699	6,872	4.55	$1,152,286,314	5.10
700 - 719	9,273	6.14	$1,551,673,987	6.87
720 - 739	12,506	8.28	$2,077,695,808	9.20
740 - 759	16,829	11.14	$2,716,118,124	12.03
760 - 779	20,239	13.40	$3,108,538,668	13.77
780 - 799	21,846	14.47	$3,215,126,759	14.24
800 and above	45,798	30.31	$5,923,937,145	26.22
Total	151,021	100.00	$22,582,379,980	100.00

Cover Pool Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	89,692	59.39	$12,442,506,667	55.10
Variable	61,329	40.61	$10,139,873,313	44.90
Total	151,021	100.00	$22,582,379,980	100.00

Cover Pool Occupancy Type Distribution

Occupancy Code	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	13,107	8.68	$2,146,900,714	9.51
Owner Occupied	137,914	91.32	$20,435,479,266	90.49
Total	151,021	100.00	$22,582,379,980	100.00

Cover Pool Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
1.9999% and below	58	0.04	$10,223,271	0.05
2.0000% - 2.4999%	27,334	18.10	$5,127,349,151	22.71
2.5000% - 2.9999%	34,058	22.55	$5,405,500,970	23.94
3.0000% - 3.4999%	22,718	15.04	$3,314,278,927	14.68
3.5000% - 3.9999%	40,119	26.57	$5,801,766,322	25.68
4.0000% - 4.4999%	15,536	10.29	$1,791,044,601	7.93
4.5000% - 4.9999%	1,962	1.30	$213,933,450	0.95
5.0000% - 5.4999%	3,567	2.36	$420,872,652	1.86
5.5000% - 5.9999%	4,111	2.72	$374,839,015	1.66
6.0000% - 6.4999%	1,497	0.99	$117,027,048	0.52
6.5000% - 6.9999%	43	0.03	$4,531,230	0.02
7.0000% and above	18	0.01	$1,013,343	0.00
Total	151,021	100.00	$22,582,379,980	100.00

Cover Pool Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	21,283	14.09	$2,536,500,266	11.23
12.00 - 23.99	26,309	17.42	$3,712,750,199	16.44
24.00 - 35.99	32,327	21.41	$5,090,768,620	22.54
36.00 - 47.99	50,866	33.67	$8,174,953,574	36.20
48.00 - 59.99	18,073	11.97	$2,786,067,120	12.34
60.00 - 71.99	417	0.28	$49,773,752	0.22
72.00 - 83.99	1,525	1.01	$196,528,008	0.87
84.00 and above	221	0.15	$35,038,441	0.16
Total	151,021	100.00	$22,582,379,980	100.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2012	Page 3 of 4

RBC Covered Bond Programme Monthly Investor Report
Calculation Date:	10/31/2012
Distribution Date:	11/19/2012

Cover Pool Range of Remaining Principal Balance

Range of Remaining Principal Balance	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and below	64,423	42.66	$3,425,729,051	15.17
100,000 - 149,999	27,979	18.53	$3,486,626,480	15.44
150,000 - 199,999	21,642	14.33	$3,754,898,789	16.64
200,000 - 249,999	13,754	9.11	$3,070,360,261	13.60
250,000 - 299,999	8,803	5.83	$2,406,023,554	10.65
300,000 - 349,999	5,155	3.41	$1,666,614,984	7.38
350,000 - 399,999	3,065	2.03	$1,142,330,315	5.06
400,000 - 449,999	1,885	1.25	$798,221,639	3.53
450,000 - 499,999	1,261	0.83	$597,925,626	2.65
500,000 - 549,999	761	0.50	$398,462,306	1.76
550,000 - 599,999	559	0.37	$320,918,256	1.42
600,000 - 649,999	372	0.25	$232,011,462	1.03
650,000 - 699,999	298	0.20	$201,057,363	0.89
700,000 - 749,999	218	0.14	$158,010,474	0.70
750,000 - 799,999	167	0.11	$129,032,208	0.57
800,000 - 849,999	101	0.07	$83,310,683	0.37
850,000 - 899,999	71	0.05	$62,085,284	0.27
900,000 - 949,999	61	0.04	$56,360,115	0.25
950,000 - 999,999	77	0.05	$74,917,460	0.33
1,000,000 and above	369	0.24	$517,483,670	2.29
Total	151,021	100.00	$22,582,379,980	100.00

Cover Pool Property Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Apartment (Condominium)	15,619	10.34	$2,284,265,524	10.12
Detached	116,196	76.94	$17,408,972,635	77.11
Duplex	3,095	2.05	$454,919,816	2.01
Fourplex	764	0.51	$145,397,632	0.64
Other	372	0.24	$48,601,757	0.20
Row (Townhouse)	7,525	4.98	$1,137,820,661	5.04
Semi-detached	6,593	4.37	$959,926,695	4.25
Triplex	857	0.57	$142,475,260	0.63
Total	151,021	100.00	$22,582,379,980	100.00

Cover Pool LTV - Authorized Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	5,134	3.92	$165,932,262	0.73
20.01 - 25.00	1,980	1.51	$123,181,325	0.55
25.01 - 30.00	2,217	1.69	$169,418,648	0.75
30.01 - 35.00	2,531	1.93	$235,559,672	1.04
35.01 - 40.00	3,289	2.51	$362,274,451	1.60
40.01 - 45.00	3,277	2.50	$394,875,057	1.75
45.01 - 50.00	4,853	3.70	$635,915,147	2.82
50.01 - 55.00	5,355	4.09	$802,080,950	3.55
55.01 - 60.00	7,028	5.36	$1,148,989,864	5.09
60.01 - 65.00	10,772	8.22	$2,074,705,746	9.19
65.01 - 70.00	8,108	6.19	$1,614,840,658	7.15
70.01 - 75.00	23,598	18.01	$3,662,471,784	16.22
75.01 - 80.00	52,856	40.37	$11,192,134,416	49.56
Total	130,998	100.00	$22,582,379,980	100.00

Cover Pool LTV - Drawn Distribution

Current LTV (%)	Number of Properties	Percentage	Principal Balance	Percentage
20.00 and below	9,098	6.95	$372,395,583	1.65
20.01 - 25.00	4,050	3.09	$301,964,245	1.34
25.01 - 30.00	4,646	3.55	$418,500,784	1.85
30.01 - 35.00	5,243	4.00	$561,665,806	2.49
35.01 - 40.00	6,029	4.60	$749,864,349	3.32
40.01 - 45.00	6,611	5.05	$893,687,855	3.96
45.01 - 50.00	7,793	5.95	$1,160,854,062	5.14
50.01 - 55.00	9,081	6.93	$1,493,554,610	6.61
55.01 - 60.00	10,812	8.25	$1,935,905,592	8.57
60.01 - 65.00	12,851	9.81	$2,558,814,889	11.33
65.01 - 70.00	12,013	9.17	$2,465,496,086	10.92
70.01 - 75.00	16,633	12.70	$3,507,635,314	15.53
75.01 - 80.00	26,138	19.95	$6,162,040,805	27.29
Total	130,998	100.00	$22,582,379,980	100.00

RBC Covered Bond Programme	Monthly Investor Report - October 31, 2012	Page 4 of 4